Commitments and Contingencies (Details) - USD ($)						9 Months Ended	12 Months Ended
	Jun. 28, 2024	Sep. 29, 2023	Sep. 08, 2023	Jan. 14, 2022	Jan. 14, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 01, 2024	Jun. 21, 2024	Aug. 29, 2023	Aug. 01, 2023	Jun. 29, 2023	May 26, 2023	Apr. 27, 2023	Mar. 28, 2023	Mar. 24, 2023	Dec. 23, 2022	Sep. 27, 2022
Commitments and Contingencies [Line Items]
Underwriters option period						45 days
Purchase of additional units						1,125,000
Additional gross proceeds (in Dollars)								$ 77,276,860
Underwriting fee per unit (in Dollars per share)						$ 0.2	$ 0.2
Underwriting fees amount (in Dollars)						$ 1,545,537	$ 1,545,537
Additional underwriting payable per share (in Dollars per share)						$ 0.35	$ 0.35
Deferred underwriting fees (in Dollars)						$ 2,704,690	$ 2,704,690	$ 2,704,690
Trust account (in Dollars)																		$ 772,769	$ 772,769
Common stock shares			100,000			2,283,976	2,283,976	2,283,976
Remains trust account (in Dollars)										$ 10,000,000
Additional shares issued																	4,097,964
Pre-money enterprise valuation amount (in Dollars)									$ 6,200,000,000
Redeemable common stock		2,432,185
Shares			500,000
Debt Facility [Member]
Commitments and Contingencies [Line Items]
Debt facility (in Dollars)									6,200,000,000
Cohen & Company Capital Markets [Member]
Commitments and Contingencies [Line Items]
Trust account (in Dollars)			$ 25,000,000
Non-Affiliate Holders [Member]
Commitments and Contingencies [Line Items]
Additional shares issued										450,000
Business Combination [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting fees (in Dollars)						$ 2,704,690
Trust account (in Dollars)											$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000
Non-Redemption Agreements [Member]
Commitments and Contingencies [Line Items]
Purchase of additional units	1,125,000					2,432,185
Non-Redemption Agreements [Member] | Business Combination [Member]
Commitments and Contingencies [Line Items]
Purchase of additional units	337,500
Anchor Equity Investment [Member]
Commitments and Contingencies [Line Items]
Equity method investment (in Dollars)									$ 500,000,000
Founder Shares [Member] | Advisory Agreement [Member]
Commitments and Contingencies [Line Items]
Purchase of additional units			500,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Underwriters option period						45 days
Purchase of additional units				227,686	227,686	1,125,000	1,125,000
Per unit (in Dollars per share)				$ 10	$ 10
Additional gross proceeds (in Dollars)				$ 2,276,860	$ 2,276,860
Fee Shares [Member] | Common Stock [Member]
Commitments and Contingencies [Line Items]
Additional shares issued										100,000